Related Party Transactions (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 07, 2021	Apr. 07, 2021	Jan. 22, 2021	Jan. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 26, 2023	Mar. 25, 2021	Mar. 23, 2021
Related Party Transactions (Details) [Line Items]
Offering costs										$ 70,000
Shares subject to forfeiture (in Shares)							1,125,000		1,125,000
Founder shares outstanding percentage							20.00%		20.00%
Aggregate principal amount			$ 251,000	$ 251,000
Borrowings amount												$ 149,000
Discretion amount					$ 1,500,000		$ 1,500,000		$ 1,500,000
Office space, utilities, secretarial and administrative support services expenses							10,000
General and administrative expenses					$ 766,831	$ 238,259	$ 3,289,510	$ 814,975	1,277,009	921,347
Offering costs			25,000	25,000
Sponsor amount									10,000
General and administrative expenses									$ 120,000	$ 100,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares issued (in Shares)	532,687	532,687
Shares issued (in Shares)													4,500,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 10		$ 10		$ 10
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Offering costs			$ 25,000	$ 25,000
Ordinary shares issued (in Shares)			8,625,000	8,625,000
Shares issued (in Shares)											1
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 12		$ 12		$ 12
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Advance from related party					$ 140,560		$ 140,560
General and administrative expenses					$ 30,000	$ 30,000	$ 90,000	$ 90,000